Leases (Lessee, Operating Leases and Additional Information) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Leases [Abstract]
Operating Right-of-use asset	$ 48	$ 52
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other Assets, Miscellaneous, Noncurrent	Other Assets, Miscellaneous, Noncurrent
Operating Lease liabilities, Current	$ 1	$ 3
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other Liabilities, Current	Other Liabilities, Current
Lease liabilities, Long-term	$ 53	$ 54
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Total operating lease liabilities	$ 54	$ 57
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	10	$ 10
Right-of-use assets obtained in exchange for lease obligations: Operating leases	$ 22
Weighted average remaining lease term (years), Operating leases	44 years	44 years
Weighted average discount rate - operating leases	3.98%	3.96%
Finance Leases [Abstract]
Finance Right-of-use asset	$ 66	$ 21
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant and Equipment, Net	Property, Plant and Equipment, Net
Finance Lease liabilities, Current	$ 3	$ 0
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current
Finance Lease liabilities, Long-term	$ 66	$ 21
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Total future minimum payments for finance leases	$ 69	$ 21
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for finance leases	3	1
Right-of-use assets obtained in exchange for lease obligations: Finance leases	$ 49	$ 16
Weighted average remaining lease term (years), Finance leases	33 years	31 years
Weighted average discount rate - finance leases	5.54%	5.20%